Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Summary of property, equipment and software
Gross book value	¥ 8,992,290	¥ 8,127,685
Less: accumulated depreciation	(4,436,884)	(3,505,973)
Net book value	4,555,406	4,621,712		$ 698,147
Depreciation expense	1,113,000	1,119,100	¥ 939,800
Building and decoration
Summary of property, equipment and software
Gross book value	2,941,233	2,987,003
Leasehold improvements
Summary of property, equipment and software
Gross book value	196,222	153,145
Furniture, fixtures, office and other equipments
Summary of property, equipment and software
Gross book value	231,238	198,909
Vehicles
Summary of property, equipment and software
Gross book value	83,909	74,487
Servers and computers
Summary of property, equipment and software
Gross book value	4,548,272	4,066,925
Software
Summary of property, equipment and software
Gross book value	207,041	181,223
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 784,375	¥ 465,993